UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File number: 811-8774

Fairport Funds

(Exact name of registrant as specified in charter)

3636 Euclid Avenue Cleveland, OH 44115

(Address of principal executive offices) (Zip code)

Freddie Jacobs, Jr.

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-332-6459

Date of fiscal year end: 10/31

Date of reporting period: 07/01/04 - 06/30/05

FAIRPORT GOVERNMENT SECURITIES FUND

Security Name	Ticker	Security ID/CUSIP	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote? (Yes or No)	Vote For, Against or Abstain	Fund Cast its Vote For or Against Management

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the series named above were entitled to vote.

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fairport Funds

By: /s/ Charles Kiraly
Charles Kiraly, Chief Compliance Officer

Date: August 12, 2005